UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/11

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2011

TOPSTM Aggressive Growth ETF Portfolio

TOPSTM Balanced ETF Portfolio

TOPSTM Capital Preservation ETF Portfolio

TOPSTM Growth ETF Portfolio

TOPSTM Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Dear Shareholders:

We are pleased to present you with the TOPSTM ETF Portfolios Semi-Annual Report for 2011.

The second quarter brought on varied emotions for stock investors. The S&P 500 index exhibited lows as much as 5 percent below the beginning value, only to finish the quarter with a slight gain on the heels of the best week for stocks since 2008.  While corporate earnings remained strong throughout the quarter, a number of factors including the Japanese tsunami, Greek debt, and rising food and energy costs weighed on leading economic indicators and eventually the stock market reached the aforementioned intra-quarter low.  Led by a strong quarter for bonds, the TOPSTM Capital Preservation, Balanced, and Moderate Growth Portfolios, were able to outperform the S&P 500 index for the traded days in the quarter with help from the bond component of the allocations.  The TOPSTM Growth and Aggressive Growth Portfolios trailed the S&P 500 slightly during the traded days, as international stocks provided a drag to equity performance.

As measured by the popular price to earnings ratio, many major equity markets still remain historically undervalued.  With many asset classes at reduced prices, remaining strategically diversified can provide benefits.  Diversifying is a way to reduce the risk of any one pocket in the market while still remaining invested to capitalize on the opportunity for growth in appreciation of undervalued securities.

The Emerging Markets indexes continue to trail U.S. stocks through the first half of the year.  Many emerging market countries are working through the process of transitioning red hot progress, experienced over the last few years, into sustainable long term economic growth rates.  Short term investors have reacted to these acts of economic responsibility by pulling out trading dollars, in spite of the fact that countries like China continue to expand at a pace greater than 8 percent per year.  The TOPSTM portfolios continue to maintain focused investments in this area; however, some small strategic allocation changes were made to the portfolios to keep up with this ever evolving asset class.

Investors will continue to weigh the effects of the well-publicized approach towards the U.S. debt ceiling.  The political impact of this statutory limit may remain high.  While U.S. debt remains one of the highest rated and most important investments globally, some changes have been made to the target strategic allocations to provide further diversification in the fixed income component of the TOPSTM portfolios.

Difficult for many investors to separate, Wall Street and Main Street don’t always move in tandem.  It would surprise many investors watching the housing market to hear that investment real estate (REITs) has outperformed the nearly 31 percent gain that U.S. stocks have had over the last 12 months.  Disciplined strategic long term investing, such as the TOPSTM program, enables investors to participate without the risk of using Main Street emotions to drive Wall Street decisions.

Thank you for being a shareholder of the TOPSTM ETF Portfolios.

Sincerely,

ValMark Advisers, Inc

The Portfolios are Investment vehicles for variable annuity contracts. All Performance figures for the Portfolios do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

TOPSTM Aggressive Growth ETF Portfolio
Portfolio Review
June 30, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2011, as compared to its benchmark:

Performance
Since Inception**
Aggressive Growth ETF Portfolio
Class 1	(2.40)%
Class 2	(2.40)%
S&P 500 Total Return Index	(1.57)%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Performance figures for periods greater than 1 year are annualized.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	95.9%
Other/Cash & Cash Equivalents	4.1%
100.0%

TOPSTM Balanced ETF Portfolio
Portfolio Review
June 30, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2011, as compared to its benchmark:

Performance
Since Inception**
Balanced ETF Portfolio
Class 1	(0.70)%
Class 2	(0.80)%
S&P 500 Total Return Index	(1.57)%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Performance figures for periods greater than 1 year are annualized.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Debt Funds	45.9%
Equity Funds	49.5%
Other/Cash & Cash Equivalents	4.6%
100.0%

TOPSTM Capital Preservation ETF Portfolio
Portfolio Review
June 30, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2011, as compared to its benchmark:

Performance
Since Inception**
Capital Preservation ETF Portfolio
Class 1	0.10%
Class 2	0.10%
S&P 500 Total Return Index	(1.57)%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Performance figures for periods greater than 1 year are annualized.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Debt Funds	64.0%
Equity Funds	29.4%
Other/Cash & Cash Equivalents	6.6%
100.0%

TOPSTM Growth ETF Portfolio
Portfolio Review
June 30, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2011, as compared to its benchmark:

Performance
Since Inception**
Growth ETF Portfolio
Class 1	(2.00)%
Class 2	(2.00)%
S&P 500 Total Return Index	(1.57)%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Performance figures for periods greater than 1 year are annualized.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Debt Funds	12.4%
Equity Funds	84.2%
Other/Cash & Cash Equivalents	3.4%
100.0%

TOPSTM Moderate Growth ETF Portfolio
Portfolio Review
June 30, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2011, as compared to its benchmark:

Performance
Since Inception**
Moderate Growth ETF Portfolio
Class 1	(1.40)%
Class 2	(1.40)%
S&P 500 Total Return Index	(1.57)%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Performance figures for periods greater than 1 year are annualized.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Debt Funds	31.8%
Equity Funds	64.6%
Other/Cash & Cash Equivalents	3.6%
100.0%

TOPSTM Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 95.9%
	EQUITY FUNDS - 95.9%
48	First Trust BICK Index Fund	$ 1,529
37	Guggenheim Timber ETF	781
82	iShares S&P 500 Growth Index Fund	5,697
74	iShares S&P 500 Value Index Fund	4,588
62	iShares S&P MidCap 400 Index Fund	6,058
88	iShares S&P SmallCap 600 Index Fund	6,452
19	SPDR Dow Jones International Real Estate ETF	767
12	SPDR Dow Jones REIT ETF	799
13	SPDR S&P Global Natural Resources ETF	777
11	Vanguard FTSE All World ex-US Small-Cap ETF	1,130
139	Vanguard FTSE All-World ex-US ETF	6,924
40	Vanguard MSCI Emerging Markets ETF	1,945
	TOTAL EXCHANGE TRADED FUNDS (Cost $38,294)	37,447

	SHORT-TERM INVESTMENTS - 1.7%
637	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.02% (a) (Cost $637)	637

	TOTAL INVESTMENTS - 97.6% (Cost $38,931) (b)	$ 38,084
	OTHER ASSETS LESS LIABILITIES - 2.4%	952
	NET ASSETS - 100.0%	$ 39,036

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2011.
(b) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 35
	Unrealized depreciation:	(882)
	Net unrealized depreciation:	$ (847)

See accompanying notes to financial statements.

TOPSTMBalanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 95.4%
	DEBT FUNDS - 45.9%
27	iShares Barclays 7-10 Year Treasury Bond Fund	$ 2,588
52	iShares Barclays TIPS Bond Fund	5,753
21	iShares iBoxx $ High Yield Corporate Bond Fund	1,918
24	iShares iBoxx Investment Grade Corporate Bond Fund	2,643
31	PowerShares Senior Loan Portfolio	770
50	SPDR Barclays Capital Short Term Corporate Bond ETF	1,527
38	SPDR DB International Government Inflation-Protected Bond ETF	2,353
14	WisdomTree Emerging Markets Local Debt Fund	749
		18,301
	EQUITY FUNDS - 49.5%
25	First Trust BICK Index Fund	797
19	Guggenheim Timber ETF	401
40	iShares S&P 500 Growth Index Fund	2,779
56	iShares S&P 500 Value Index Fund	3,472
24	iShares S&P MidCap 400 Index Fund	2,345
21	iShares S&P SmallCap 600 Index Fund	1,540
30	SPDR Dow Jones International Real Estate ETF	1,211
18	SPDR Dow Jones REIT ETF	1,199
7	SPDR S&P Global Natural Resources ETF	418
4	Vanguard Energy ETF	442
8	Vanguard FTSE All World ex-US Small-Cap ETF	822
63	Vanguard FTSE All-World ex-US ETF	3,138
5	Vanguard Materials ETF	430
16	Vanguard MSCI Emerging Markets ETF	778
		19,772

	TOTAL EXCHANGE TRADED FUNDS (Cost $38,457)	38,073

See accompanying notes to financial statements.

TOPSTM Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS - 2.6%
1,030	Invesco Short-Term Investments Trust Liquid Assets Portfolio,
	to yield 0.02% (a) (Cost $1,030)	$ 1,030

	TOTAL INVESTMENTS - 98.0% (Cost $39,487) (b)	$ 39,103
	OTHER ASSETS LESS LIABILITIES - 2.0%	809
	NET ASSETS - 100.0%	$ 39,912

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2011.
(b) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 119
	Unrealized depreciation:	(503)
	Net unrealized depreciation:	$ (384)

See accompanying notes to financial statements.

TOPSTM Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 93.4%
	DEBT FUNDS - 64.0%
31	iShares Barclays 1-3 Year Treasury Bond Fund	$ 2,613
39	iShares Barclays 7-10 Year Treasury Bond Fund	3,739
61	iShares Barclays TIPS Bond Fund	6,749
17	iShares iBoxx $ High Yield Corporate Bond Fund	1,552
41	iShares iBoxx Investment Grade Corporate Bond Fund	4,515
31	PowerShares Senior Loan Portfolio	770
74	SPDR Barclays Capital Short Term Corporate Bond ETF	2,260
43	SPDR DB International Government Inflation-Protected Bond ETF	2,663
14	WisdomTree Emerging Markets Local Debt Fund	749
		25,610
	EQUITY FUNDS - 29.4%
28	iShares S&P 500 Growth Index Fund	1,945
44	iShares S&P 500 Value Index Fund	2,728
16	iShares S&P MidCap 400 Index Fund	1,563
11	iShares S&P SmallCap 600 Index Fund	807
20	SPDR Dow Jones International Real Estate ETF	808
12	SPDR Dow Jones REIT ETF	799
13	SPDR S&P Global Natural Resources ETF	776
4	Vanguard FTSE All World ex-US Small-Cap ETF	411
39	Vanguard FTSE All-World ex-US ETF	1,943
		11,780

	TOTAL EXCHANGE TRADED FUNDS (Cost $37,627)	37,390

	SHORT-TERM INVESTMENTS - 4.7%
1,884	Invesco Short-Term Investmenst Trust - Liquid Assets Portfolio,
	to yield 0.02% (a) (Cost $1,884)	1,884

	TOTAL INVESTMENTS - 98.1% (Cost $39,511) (b)	$ 39,274
	OTHER ASSETS LESS LIABILITIES - 1.9%	749
	NET ASSETS - 100.0%	$ 40,023

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2011.
(b) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 110
	Unrealized depreciation:	(347)
	Net unrealized depreciation:	$ (237)

See accompanying notes to financial statements.

TOPSTM Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 96.6%
	DEBT FUNDS - 12.4%
20	iShares Barclays TIPS Bond Fund	$ 2,213
17	iShares iBoxx $ High Yield Corporate Bond Fund	1,552
21	WisdomTree Emerging Markets Local Debt Fund	1,124
		4,889
	EQUITY FUNDS - 84.2%
36	First Trust BICK Index Fund	1,147
37	Guggenheim Timber ETF	781
72	iShares S&P 500 Growth Index Fund	5,003
62	iShares S&P 500 Value Index Fund	3,844
47	iShares S&P MidCap 400 Index Fund	4,592
68	iShares S&P SmallCap 600 Index Fund	4,986
29	SPDR Dow Jones International Real Estate ETF	1,171
12	SPDR Dow Jones REIT ETF	799
20	SPDR S&P Global Natural Resources ETF	1,194
4	Vanguard Energy ETF	442
8	Vanguard FTSE All World ex-US Small-Cap ETF	822
133	Vanguard FTSE All-World ex-US ETF	6,625
5	Vanguard Materials ETF	430
24	Vanguard MSCI Emerging Markets ETF	1,167
		33,003

	TOTAL EXCHANGE TRADED FUNDS (Cost $38,611)	37,892

	SHORT-TERM INVESTMENTS - 1.7%
656	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.02% (a) (Cost $656)	656

	TOTAL INVESTMENTS - 98.3% (Cost $39,267) (b)	$ 38,548
	OTHER ASSETS LESS LIABILITIES - 1.7%	658
	NET ASSETS - 100.0%	$ 39,206

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2011.
(b) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 68
	Unrealized depreciation:	(787)
	Net unrealized depreciation:	$ (719)

See accompanying notes to financial statements.

TOPSTM Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 96.4%
	DEBT FUNDS - 31.8%
34	iShares Barclays TIPS Bond Fund	$ 3,762
21	iShares iBoxx $ High Yield Corporate Bond Fund	1,918
24	iShares iBoxx Investment Grade Corporate Bond Fund	2,643
31	PowerShares Senior Loan Portfolio	770
37	SPDR Barclays Capital Short Term Corporate Bond ETF	1,130
25	SPDR DB International Government Inflation-Protected Bond ETF	1,548
14	WisdomTree Emerging Markets Local Debt Fund	749
		12,520
	EQUITY FUNDS - 64.6%
24	First Trust BICK Index Fund	765
37	Guggenheim Timber ETF	781
56	iShares S&P 500 Growth Index Fund	3,891
50	iShares S&P 500 Value Index Fund	3,100
40	iShares S&P MidCap 400 Index Fund	3,908
43	iShares S&P SmallCap 600 Index Fund	3,153
29	SPDR Dow Jones International Real Estate ETF	1,171
12	SPDR Dow Jones REIT ETF	799
13	SPDR S&P Global Natural Resources ETF	776
4	Vanguard Energy ETF	442
8	Vanguard FTSE All World ex-US Small-Cap ETF	822
94	Vanguard FTSE All-World ex-US ETF	4,682
5	Vanguard Materials ETF	430
16	Vanguard MSCI Emerging Markets ETF	778
		25,498

	TOTAL EXCHANGE TRADED FUNDS (Cost $38,599)	38,018

See accompanying notes to financial statements.

TOPSTM Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

Shares		Value

	SHORT-TERM INVESTMENTS - 1.9%
764	Invesco Short-Term Investments Trust - Liquid Assets Portfolio
	to yield 0.02% (a) (Cost $764)	$ 764

	TOTAL INVESTMENTS - 98.3% (Cost $39,363) (b)	$ 38,782
	OTHER ASSETS LESS LIABILITIES - 1.7%	670
	NET ASSETS - 100.0%	$ 39,452

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2011.
(b) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 64
	Unrealized depreciation:	(645)
	Net unrealized depreciation:	$ (581)

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Assets and Liabilities
June 30, 2011 (Unaudited)
	Aggressive	Balanced	Capital
	Growth	ETF	Preservation
Assets:	ETF Portfolio	Portfolio	ETF Portfolio
Investments, at cost	$ 38,931	$ 39,487	$ 39,511
Investments in securities, at value	$ 38,084	$ 39,103	$ 39,274
Cash	208	208	208
Receivable for securities sold	2,292	5,313	2,705
Total Assets	40,584	44,624	42,187
Liabilities:
Payable for securities purchased	1,535	4,698	2,150
Accrued advisory fees	7	7	7
Administrative service fees payable	6	7	7
Total Liabilities	1,548	4,712	2,164
Net Assets	$ 39,036	$ 39,912	$ 40,023

Net Assets:
Paid in capital	$ 40,000	$ 40,200	$ 40,000
Undistributed net investment income	86	255	262
Accumulated net realized loss
on investments	(203)	(159)	(2)
Net unrealized depreciation
on investments	(847)	(384)	(237)
Net Assets	$ 39,036	$ 39,912	$ 40,023

Class 1 Shares:
Net assets	$ 39,026	$ 39,698	$ 40,013
Total shares outstanding at end of period	3,999	3,999	3,999

Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 9.76	$ 9.93	$ 10.01

Class 2 Shares:
Net assets	$ 9.76	$ 213.86	$ 10.01
Total shares outstanding at end of period	1	22	1

Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 9.76	$ 9.92	$ 10.01

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2011 (Unaudited)
	Growth	Moderate
	ETF	Growth
Assets:	Portfolio	ETF Portfolio
Investments, at cost	$ 39,267	$ 39,363
Investments in securities, at value	$ 38,548	$ 38,782
Cash	208	208
Receivable for securities sold	3,580	4,745
Total Assets	42,336	43,735
Liabilities:
Payable for securities purchased	3,117	4,269
Accrued advisory fees	7	7
Administrative service fees payable	6	7
Total Liabilities	3,130	4,283
Net Assets	$ 39,206	$ 39,452

Net Assets:
Paid in capital	$ 40,000	$ 40,000
Undistributed net investment income	152	211
Accumulated net realized loss
on investments	(227)	(178)
Net unrealized depreciation
on investments	(719)	(581)
Net Assets	$ 39,206	$ 39,452

Class 1 Shares:
Net assets	$ 39,196	$ 39,442
Total shares outstanding at end of period	3,999	3,999

Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 9.80	$ 9.86

Class 2 Shares:
Net assets	$ 9.80	$ 9.86
Total shares outstanding at end of period	1	1

Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 9.80	$ 9.86

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Operations
For the Period Ended June 30, 2011(a) (Unaudited)
	Aggressive	Balanced	Capital
	Growth	ETF	Preservation
	ETF Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 100	$ 269	$ 276
Expenses:
Investment advisory fees	7	7	7
Administrative service fees	7	7	7
Total expenses	14	14	14
Net Investment Income	86	255	262
Net Realized and Unrealized Loss
on Investments:
Net realized loss on investments	(203)	(159)	(2)
Net change in unrealized
appreciation (depreciation) on investments	(847)	(384)	(237)
Net Realized and Unrealized Loss
on Investments	(1,050)	(543)	(239)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ (964)	$ (288)	$ 23

(a) Reflects operations for the period from April 26, 2011 (date of initial investment) to June 30, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Operations (Continued)
For the Period Ended June 30, 2011(a) (Unaudited)
	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 166	$ 225
Expenses:
Investment advisory fees	7	7
Administrative service fees	7	7
Total expenses	14	14
Net Investment Income	152	211
Net Realized and Unrealized Loss
on Investments:
Net realized loss on investments	(227)	(178)
Net change in unrealized
appreciation (depreciation) on investments	(719)	(581)
Net Realized and Unrealized Loss
on Investments	(946)	(759)
Net Decrease in Net Assets
Resulting from Operations	$ (794)	$ (548)

(a) Reflects operations for the period from April 26, 2011 (date of initial investment) to June 30, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets(a) (Unaudited)

	Aggressive	Balanced	Capital
	Growth	ETF	Preservation
	ETF Portfolio	Portfolio	ETF Portfolio

	Period Ended	Period Ended	Period Ended
	June 30, 2011	June 30, 2011	June 30, 2011

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 86	$ 255	$ 262
Net realized loss on investments	(203)	(159)	(2)
Net change in unrealized appreciation
(depreciation) on investments	(847)	(384)	(237)
Net increase (decrease) in net assets
resulting from operations	(964)	(288)	23

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	39,990	39,990	39,990
Class 2	10	210	10
Net increase in net assets from share
transactions of beneficial interest	40,000	40,200	40,000
Total Increase in Net Assets	39,036	39,912	40,023

Net Assets:
Beginning of period	-	-	-
End of period	$ 39,036	$ 39,912	$ 40,023
Undistributed net investment income
at end of period	$ 86	$ 255	$ 262

SHARES ACTIVITY
Class 1
Shares Sold	3,999	3,999	3,999
Shares Redeemed	-	-	-
Net increase in shares of beneficial
interest outstanding	3,999	3,999	3,999

Class 2
Shares Sold	1	22	1
Shares Redeemed	-	-	-
Net increase in shares of beneficial
interest outstanding	1	22	1

(a) Reflects operations for the period from April 26, 2011 (date of initial investment) to June 30, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets(a) (Unaudited)

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio

	Period Ended	Period Ended
	June 30, 2011	June 30, 2011

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 152	$ 211
Net realized loss on investments	(227)	(178)
Net change in unrealized appreciation
(depreciation) on investments	(719)	(581)
Net decrease in net assets
resulting from operations	(794)	(548)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	39,990	39,990
Class 2	10	10
Net increase in net assets from share
transactions of beneficial interest	40,000	40,000
Total Increase in Net Assets	39,206	39,452

Net Assets:
Beginning of period	-	-
End of period	$ 39,206	$ 39,452
Undistributed net investment income
at end of period	$ 152	$ 211

SHARES ACTIVITY
Class 1
Shares Sold	3,999	3,999
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	3,999	3,999

Class 2
Shares Sold	1	1
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	1	1

(a) Reflects operations for the period from April 26, 2011 (date of initial investment) to June 30, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares

	Period Ending	Period Ending
	June 30, 2011(a)	June 30, 2011(a)
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.02	0.03
Net realized and unrealized loss
on investments	(0.26)	(0.27)
Total loss from
investment operations	(0.24)	(0.24)

Net asset value, end of period	$ 9.76	$ 9.76

Total return (d)	(2.40)%	(2.40)%

Ratios and Supplemental Data:
Net assets, end of period	$ 39,026	$ 10
Ratio of expenses to
average net assets (e) (f)	0.20%	0.00%
Ratio of net investment income to
average net assets (c) (f)	1.27%	1.74%
Portfolio turnover rate	6%	6%

(a) The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares

	Period Ending	Period Ending
	June 30, 2011(a)	June 30, 2011(a)
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.06	0.06
Net realized and unrealized loss
on investments	(0.13)	(0.14)
Total loss from
investment operations	(0.07)	(0.08)

Net asset value, end of period	$ 9.93	$ 9.92

Total return (d)	(0.70)%	(0.80)%

Ratios and Supplemental Data:
Net assets, end of period	$ 39,698	$ 214
Ratio of expenses to
average net assets (e) (f)	0.20%	0.00%
Ratio of net investment income to
average net assets (c) (f)	3.68%	2.98%
Portfolio turnover rate	14%	14%

(a) The Balanced ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares

	Period Ending	Period Ending
	June 30, 2011(a)	June 30, 2011(a)
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.07	0.08
Net realized and unrealized loss
on investments	(0.06)	(0.07)
Total income from
investment operations	0.01	0.01

Net asset value, end of period	$ 10.01	$ 10.01

Total return (d)	0.10%	0.10%

Ratios and Supplemental Data:
Net assets, end of period	$ 40,013	$ 10
Ratio of expenses to
average net assets (e) (f)	0.20%	0.00%
Ratio of net investment income to
average net assets (c) (f)	3.75%	4.50%
Portfolio turnover rate	7%	7%

(a) The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares

	Period Ending	Period Ending
	June 30, 2011(a)	June 30, 2011(a)
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.04	0.04
Net realized and unrealized loss
on investments	(0.24)	(0.24)
Total loss from
investment operations	(0.20)	(0.20)

Net asset value, end of period	$ 9.80	$ 9.80

Total return (d)	(2.00)%	(2.00)%

Ratios and Supplemental Data:
Net assets, end of period	$ 39,196	$ 10
Ratio of expenses to
average net assets (e) (f)	0.20%	0.00%
Ratio of net investment income to
average net assets (c) (f)	2.23%	2.31%
Portfolio turnover rate	9%	9%

(a) The Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares

	Period Ending	Period Ending
	June 30, 2011(a)	June 30, 2011(a)
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.05	0.05
Net realized and unrealized loss
on investments	(0.19)	(0.19)
Total loss from
investment operations	(0.14)	(0.14)

Net asset value, end of period	$ 9.86	$ 9.86

Total return (d)	(1.40)%	(1.40)%

Ratios and Supplemental Data:
Net assets, end of period	$ 39,442	$ 10
Ratio of expenses to
average net assets (e) (f)	0.20%	0.00%
Ratio of net investment income to
average net assets (c) (f)	3.07%	2.86%
Portfolio turnover rate	12%	12%

(a) The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

1.

ORGANIZATION

The TOPSTM ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of each portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Capital Preservation ETF Portfolio	To preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer two classes of shares: Class 1 Shares and Class 2 Shares.  Each class of shares of the Portfolios has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 37,447	-	-	$ 37,447
Short-Term Investments	637	-	-	637
Total	$ 38,084	-	-	$ 38,084

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 18,301	-	-	$ 18,301
Equity Funds	19,772	-	-	19,772
Short-Term Investments	1,030	-	-	1,030
Total	$ 39,103	-	-	$ 39,103

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 25,610	-	-	$ 25,610
Equity Funds	11,780	-	-	11,780
Short-Term Investments	1,884	-	-	1,884
Total	$ 39,274	-	-	$ 39,274

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 4,889	-	-	$ 4,889
Equity Funds	33,003	-	-	33,003
Short-Term Investments	656	-	-	656
Total	$ 38,548	-	-	$ 38,548

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 12,520	-	-	$ 12,520
Equity Funds	25,498	-	-	25,498
Short-Term Investments	764	-	-	764
Total	$ 38,782	-	-	$ 38,782

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and 2 during the current period presented.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in each Portfolio’s 2011 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$ 40,789	$ 2,292
Balanced ETF Portfolio	43,929	5,313
Capital Preservation ETF Portfolio	40,333	2,704
Growth ETF Portfolio	42,418	3,580
Moderate Growth ETF Portfolio	43,522	4,745

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. ValMark Advisers, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Portfolios have adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the sale and distribution of Class 2 shares. The fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. The distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, at an annual rate of 0.10% which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses and Custody Fees. The approved entities may be affiliates of GFS.

Certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from GFS, on behalf of the Portfolios, an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolios creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of June 30, 2011, ValMark Advisers, Inc. owned 100% of the voting securities of the Class 1 Shares and Class 2 Shares of Aggressive Growth ETF Portfolio, Capital Preservation ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio. ValMark Advisers, Inc. owned 100% of the voting securities of the Class 1 Shares of Balanced ETF Portfolio and Jefferson National Life Insurance Company owned 95% of the Class 2 Shares of Balanced ETF Portfolio. The Trust has no knowledge as to whether all or any portfion of the shares owned of record are also owned beneficially.

6. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Portfolios’ financial statements.

7. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TOPSTM ETF Portfolios

EXPENSE EXAMPLES

June 30, 2011(Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011* through June 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period*	Ending Account Value 6/30/11	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$976.00	$0.35	$1,023.80	$1.00
Balanced ETF Portfolio	0.20%	$1,000.00	$993.00	$0.35	$1,023.80	$1.00
Capital Preservation ETF Portfolio	0.20%	$1,000.00	$1,001.00	$.036	$1,023.80	$1.00
Growth ETF Portfolio	0.20%	$1,000.00	$980.00	$0.35	$1,023.80	$1.00
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$986.00	$0.35	$1,023.80	$1.00

TOPSTM ETF Portfolios

EXPENSE EXAMPLES (Continued)

June 30, 2011(Unaudited)

		Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period*	Ending Account Value 6/30/11	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.00%	$1,000.00	$976.00	$-	$1,024.79	$-
Balanced ETF Portfolio	0.00%	$1,000.00	$992.00	$-	$1,024.79	$-
Capital Preservation ETF Portfolio	0.00%	$1,000.00	$1,001.00	$-	$1,024.79	$-
Growth ETF Portfolio	0.00%	$1,000.00	$980.00	$-	$1,024.79	$-
Moderate Growth ETF Portfolio	0.00%	$1,000.00	$986.00	$-	$1,024.79	$-

*”Actual” expense information for the Portfolio is for the period from 4/26/11 (date of initial investment) to June 30, 2011. Actual expenses are equal to the Portfolio's annualized net expense ratio multiplied by 65/365 (to reflect the period from initial investment to June 30, 2011). "Hypothetical" expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

TOPSTM ETF Portfolios

SUPPLEMENTAL INFORMATION

June 30, 2011 (Unaudited)

Approval of Advisory Agreement – TOPS Portfolios

In connection with a meeting held on February 23, 2011, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc. (“ValMark” or the “Adviser”) and the Trust, on behalf TOPSTM Capital Preservation ETF Portfolio (“Capital Preservation”), TOPSTM Balanced ETF Portfolio (“Balanced”), TOPSTM Moderate Growth ETF Portfolio (“Moderate Growth”), TOPSTM Growth ETF Portfolio (“Growth”), and TOPSTM Aggressive Growth ETF Portfolio (“Aggressive Growth”) (each a “Portfolio” or collectively the “Portfolios”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a peer group of funds and appropriate indices with respect to the Portfolios; (b) the Portfolios’ overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; (d) investment management staffing; and (e) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Portfolios’ investment strategies.  The Trustees discussed the nature of ValMark’s operations, ValMark's financial resources based on its financial statements, the quality of ValMark’s compliance infrastructure and the experience of its fund management personnel.  The Trustees also discussed with ValMark representatives the current disposition of client litigation and regulatory actions as well as remedial steps taken by ValMark.  The Trustees concluded that ValMark has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Portfolios have not yet commenced operations, the Trustees could not consider the investment performance of the Portfolios.  However, the Board, including the Independent Trustees, considered prior performance information based on hypothetical returns that would have been achieved by retroactively applying the Adviser's TOPS models to past market conditions.  The Board concluded that the Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that ValMark intends to charge a 0.30% annual advisory fee based on the average net assets of the Capital Preservation, Balanced, Moderate Growth, Growth and Aggressive Growth Portfolios. The Trustees concluded that the Portfolios’ advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Portfolios expect to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds selected by ValMark and the level of fees paid by other clients of ValMark.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the proposed advisory fees, shareholders will immediately benefit from anticipated economies of scale.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by ValMark in connection with the operation of the Portfolios, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. They also noted that ValMark is not expected to realize any other profits related to the Portfolios. The Trustees concluded that because of the relatively low advisory fees and the Portfolios’ expected asset level, the Board was satisfied that ValMark’s level of profitability from its relationship with the Portfolios would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Portfolios.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH  44333

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/29/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/11